Income Taxes (Details Textual) (USD $) In Millions	3 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
Income Taxes (Textuals) [Abstract]
Valuation allowance	$ 23	$ 40
Loss and credit carryforwards U.S. capital losses	50	56
Foreign credit carryforwards	8
Deferred tax liabilities not provided on undistributed earnings of certain foreign subsidiaries	390	365
Additional deferred tax liabilities on undistributed earnings of certain foreign subsidiaries	76	73
Adjustment to reverse of income tax expense that was incorrectly recognized in prior periods	8
Gross unrecognized tax benefits	40	35	26	35
Reduction in effective income tax rate if recognized	22
Total gross interest and penalties	11	8	6
Increase in gross unrecognized tax benefits	0
U.K. Non Trading Loss [Member]
Additional Income Taxes (Textuals) [Abstract]
Non-trading loss carryforward	47
Others [Member]
Additional Income Taxes (Textuals) [Abstract]
Other foreign net operating losses	56
Others [Member] | Foreign [Member]
Additional Income Taxes (Textuals) [Abstract]
Other foreign net operating losses, Expire	25
Other foreign net operating losses, not Expire	31
Brown-Forman Beverages Europe [Member]
Additional Income Taxes (Textuals) [Abstract]
Non-trading loss carryforward			$ 13